UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from November 1, 2021 to December 31, 2021

Commission File Number of issuing entity: 333-239650-08

Central Index Key Number of issuing entity: 0001845211

Carvana Auto Receivables Trust 2021-N4

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-239650

Central Index Key Number of depositor: 0001770373

Carvana Receivables Depositor LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001576462

Carvana, LLC

(Exact name of sponsor as specified in its charter)

Mike McKeever, President and Chief Executive Officer, (480) 719-8809

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

86-6465688

(I.R.S. Employer Identification No.)

1930 West Rio Salado Parkway, Tempe, AZ 85281

(Address, including zip code, of principal executive offices of the issuing entity)

(480) 719-8809

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

	Registered/reporting pursuant to (check one):			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2	☐	☐	☒	☐
Asset Backed Notes, Class B	☐	☐	☒	☐
Asset Backed Notes, Class C	☐	☐	☒	☐
Asset Backed Notes, Class D	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the asset pool of Carvana Auto Receivables Trust 2021-N4 (the “Issuing Entity”) for the reporting period covered by this Form 10-D (the “Reporting Period”) is set forth in the Servicer’s Certificate, attached hereto as Exhibit 99.1 and incorporated by reference into this Item 1.

No assets held by Issuing Entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the Reporting Period.

Carvana Receivables Depositor LLC (Central Index Key Number: 0001770373), as securitizer, most recently filed a Form ABS-15G on January 14, 2022, with the Securities and Exchange Commission (the “Commission”) with respect to all asset-backed securities sponsored by it.

Item 1A.	Asset-Level Information.

Asset level data for the Reporting Period is included in Exhibit 102 to each Form ABS-EE filed by the Issuing Entity with the Commission on December 1, 2021 and on January 18, 2022 (the “Form ABS-EE”) and is incorporated by reference into this Item 1A.

Additional asset level information or explanatory language is included in Exhibit 103 to each Form ABS-EE and is also incorporated by reference into this Item 1A.

Item 1B.	Asset Representations Reviewer and Investor Communication.

None.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sales of Securities and Use of Proceeds.

The information included in Item 8.01 of the Issuing Entity’s Current Report on Form 8-K, filed with the Commission on December 20, 2021, is incorporated by reference into this Item 3.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	[Reserved.]

Item 6.	Significant Obligors of Pool Assets.

None.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

None.

Item 9.	Other Information.

None.

Item 10.	Exhibits.

99.1	Servicer’s Certificate relating to the Reporting Period.

102.1	Asset Data File for the Period from November 1, 2021 to November 30, 2021 (incorporated by reference to Exhibit 102 to the related Form ABS-EE).

102.2	Asset Data File for the Period from December 1, 2021 to December 31, 2021 (incorporated by reference to Exhibit 102 to the related Form ABS-EE).

103.1	Asset Related Document for the Period from November 1, 2021 to November 30, 2021 (incorporated by reference to Exhibit 103 to the related Form ABS-EE).

103.2	Asset Related Document for the Period from December 1, 2021 to December 31, 2021 (incorporated by reference to Exhibit 103 to the related Form ABS-EE).

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

	By:	CARVANA RECEIVABLES DEPOSITOR LLC
(Depositor)

Date: January 19, 2022		/s/ Mike McKeever
Mike McKeever
President and Chief Executive Officer